Critical accounting judgements and key sources of estimation uncertainty (Details) £ in Thousands		12 Months Ended
	Dec. 16, 2021	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2023 USD ($) shares	Jun. 10, 2021 shares
Critical accounting judgements and key sources of estimation uncertainty
Total expense recognized		£ 8,816	£ 23,189	£ 111,996
Convertible note
Critical accounting judgements and key sources of estimation uncertainty
Maturity term	P5Y	P5Y
Conversion rate | shares					90.9091
Convertible Senior Secured Notes Principal Amount | $					$ 1,000
Convertible note | Interest paid in cash
Critical accounting judgements and key sources of estimation uncertainty
Interest rate					7.00%
Convertible note | Interest paid in-kind and semi-annually in arrears
Critical accounting judgements and key sources of estimation uncertainty
Interest rate					9.00%
2021 Incentive Plan
Critical accounting judgements and key sources of estimation uncertainty
Total expense recognized		£ 8,084	£ 14,512
Quarterly vesting percentage		6.25%	6.25%
Measurement term of US Government gilt bonds to determine fair value of options granted		5 years
Issuance of Z-Shares to american
Critical accounting judgements and key sources of estimation uncertainty
Number of shares exchangeable upon closing of merger | shares						6,125,000
Total expense recognized				16,739
Consideration received				£ 0